Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Year ended December 31,
Charterer	2020	2021	2022
OLAM Group	-	-	13%
Quadra Commodities S.A.	19%	27%	13%
Tongli Shipping PTE Ltd.	-	11%	12%
Ultrabulk A/S	13%	19%	11%
Amaggi Europe B.V.	-	15%	11%
A/S Klaveness Chartering	23%	-	-
Guardian Navigation Gmax LLC pool	14%	-	-